Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Total benefit costs
Service costs on benefit obligation	SFr 55	SFr 54	SFr 68	SFr 109	SFr 135
Interest costs on benefit obligation	23	24	34	47	80
Expected return on plan assets	(109)	(110)	(126)	(219)	(251)
Amortization of recognized prior service cost/(credit)	(41)	(42)	(41)	(83)	(71)
Amortization of recognized actuarial losses/(gains)	87	87	80	174	156
Settlement losses/(gains)	2	3	0	5	0
Special termination benefits	0	3	2	3	10
Net periodic benefit/(costs)	17	19	17	36	59
PBO
Service costs	55	54	68	109	135
Interest costs	23	24	34	47	80
Total amount recognized
Noncurrent assets	3,011	2,928		3,011		SFr 2,878
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	323			323
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				167
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	113	150	112	263	220
PBO
Service costs	113	150	SFr 112	263	220
Switzerland
Pension and Other Postretirement Benefit Contributions
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	20	SFr 53
Bank
Total amount recognized
Noncurrent assets	SFr 987			987		SFr 1,067
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation				272	256
PBO
Service costs				272	256
Bank | International
Total benefit costs
Service costs on benefit obligation				8	8
Interest costs on benefit obligation				37	50
Expected return on plan assets				(44)	(55)
Amortization of recognized prior service cost/(credit)				1	0
Amortization of recognized actuarial losses/(gains)				7	10
Net periodic benefit/(costs)				9	13
PBO
Service costs				8	8
Interest costs				37	SFr 50
Bank | International | Defined benefit pension plans
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				17
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				9
Bank | International | Other post-retirement defined benefit plans
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				11
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				SFr 6